Inventories	12 Months Ended
Mar. 31, 2018
Classes of current inventories [abstract]
Inventories
12.	Inventories

Inventories comprise the following:

	March 31, 2018	March 31, 2017
Raw materials	$209,162	$3,761,813
Finished goods	160,558,326	266,751,906
Stores, spares and others	511,375	2,550,120
Total	$161,278,863	$273,063,839

Inventories with carrying values of $149,025,563 as of March 31, 2018 (March 31, 2017: $270,399,288) have been pledged against the Group’s debt (Note 22).

The cost of inventories as expense during the year was $479,644,712 (March 31, 2017: $456,671,991).

As of March 31, 2018, the group conservatively recognized provision for impairment of inventory for the amount of $134.0 million on account of impairment in (realizable values of) inventory. The adverse impact on realizable values is attributed primarily to quality deterioration of a part of inventory and partly to levy of GST on branded food products, (unlike the case in erstwhile VAT (Value added tax) regime).

An amount of $99,519 (March 31, 2017: $23,776) for inventory write downs are recognized for the year ended March 31, 2018. Inventory also includes borrowing costs (Note 27).